CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 27, 2014	Dec. 28, 2013
SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	40,000,000	40,000,000
Common stock, shares issued (in shares)	19,984,451	19,948,270
Common stock, shares outstanding (in shares)	19,984,451	19,948,270